Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Summary of Treasury Stock Activities

The following table summarizes treasury stock activities for the years ended March 31, 2013 and 2014:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2012	4,879,848	¥11,246
Acquisition through purchase of odd-lot shares	3,409	6
Sell upon request for purchase of odd-lot shares	(1,317)	(2)

Balance at March 31, 2013	4,881,940	¥11,250
Acquisition through purchase of odd-lot shares	6,036	15
Sell upon request for purchase of odd-lot shares	(297)	(1)

Balance at March 31, 2014	4,887,679	¥11,264